Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible redeemable preferred shares
Schedule of the issuances of convertible redeemable preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares up to December 31, 2021:

		Legally
		Issued	Issue Price per
Series	Issuance Date	Shares	Share	Consideration
			US$	US$
A1	November 17, 2014	18,888,880	0.1250	2,361
A2	May 22, 2015	11,111,120	0.2970	3,300
A3	September 11,2015	22,214,240	0.4502	10,001
B1	October 31, 2015	15,719,200	0.4988	7,841
B2	April 19, 2016	39,113,280	0.5905	23,096
C	June 15, 2017	138,743,200	1.4013	194,421
D1	January 5, 2018	23,770,041	2.6900	63,941
E (1)	August 29, 2018	99,860,054	4.2843	427,830
E1(2)	May 30, 2019	25,195,606	4.2843	107,946
F (3)	December 30, 2019	36,101,011	5.2733	190,371
F (4)	February 9, 2021	54,994,026	5.2733	290,000
F (5)	May 31, 2021	6,818,048	5.2733	35,954
F (6)	June 21, 2021	9,839,072	5.2733	51,885
(1)	As part of the Series E preferred shares financing in 2018, Tencent invested a combination of cash of RMB204.2 million and certain resources valued RMB102.1 million, including the advertisement and online promotion resources the Company can make through Tencent’s platform, as the consideration for the newly issued 10,503,466 Series E preferred shares.
(2)	In May 2019, the Company issued the Series E1 preferred shares to exchange of Series A and Series B preferred shares of Mrfresh Limited, one of the subsidiaries of the Company. (Note 15)
(3)	As part of the Series F preferred shares financing in 2019, Tencent invested a combination of cash of RMB55.8 million and certain resources valued RMB83.8 million, including the advertisement and online promotion resources the Company can make through Tencent’s platform, as the consideration for the newly issued 3,792,691 Series F preferred shares.

9,481,729 Series F preferred shares has been legally issued to a third-party investor in 2020, however it was remained unpaid. The Company terminated such shares in 2021.

(4)	Concurrently with the issuance of 54,994,026 Series F convertible redeemable preferred shares with the consideration of US$290.0 million in February 2021, the preferred shareholder was granted an option to acquire additional shares at Series F issuance price, up to the aggregated subscription amount of RMB1.0 billion within 6 months (the “Series F additional option”). The Series F additional option was determined to be freestanding liability instrument and recorded at fair value upon initial recognition. Proceeds received from issuance of Series F convertible redeemable prefer shares were first allocated to the option based on their initial fair values. The option was marked to the market and the initial fair value of the Series F additional option was RMB102.4 million.
(5)	In May 2021, the Company issued 6,818,048 Series F preferred shares to exchange of non-controlling interest of one of the subsidiaries of the Company. (Note 15)

17. Convertible redeemable preferred shares (continued)

(6)	In June 2021, partial of Series F additional option was exercised to acquire additional 9,839,072 Series F convertible redeemable preferred shares with the consideration of US$51.9 million. The unexercised Series F additional option was terminated upon the completion of IPO and the balance was reduced to zero, with the changes recorded in “Change in fair value of warrant and embedded conversion feature” in consolidated statements of operations and comprehensive loss.

Schedule of preferred shares activities

	Series A1, A2, A3, B1,
	B2 and C Preferred Shares		Series D1 Preferred Shares		Series E Preferred Shares		Series E1 Preferred Shares		Series F Preferred Shares		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balances as of January 1, 2019	245,789,920	2,028,761	20,798,786	384,181	88,422,947	2,606,356	—	—	—	—	355,011,653	5,019,298
Proceeds from Series D1 preferred shares	—	—	2,971,255	54,961	—	—	—	—	—	—	2,971,255	54,961
Proceeds from Series E preferred shares	—	—	—	—	9,336,414	275,364	—	—	—	—	9,336,414	275,364
Issuance of preferred shares, net of issuance costs	—	—	—	—	—	—	25,195,606	730,917	5,120,133	183,695	30,315,739	914,612
Accretion of preferred shares to redemption value	—	112,761	—	31,185	—	201,883	—	32,902	—	—	—	378,731
Balances as of December 31, 2019	245,789,920	2,141,522	23,770,041	470,327	97,759,361	3,083,603	25,195,606	763,819	5,120,133	183,695	397,635,061	6,642,966
Proceeds from Series F preferred shares	—	—	—	—	—	—	—	—	13,795,915	507,831	13,795,915	507,831
Issuance of preferred shares, net of issuance costs	—	—	—	—	—	—	—	—	17,184,963	628,278	17,184,963	628,278
Accretion of preferred shares to redemption value	—	117,026	—	34,516	—	222,382	—	56,733	—	77,664	—	508,321
Balances as of December 31, 2020	245,789,920	2,258,548	23,770,041	504,843	97,759,361	3,305,985	25,195,606	820,552	36,101,011	1,397,468	428,615,939	8,287,396
Proceeds from Series E preferred shares	—	—	—	—	2,100,693	61,265	—	—	—	—	2,100,693	61,265
Issuance of convertible redeemable preferred shares, net of issuance cost	—	—	—	—	—	—	—	—	71,651,146	2,353,083	71,651,146	2,353,083
Accretion on convertible redeemable preferred shares to redemption value	—	55,304	—	16,301	—	106,462	—	26,895	—	108,718	—	313,680
Convertible redeemable preferred shares converted into Class B ordinary shares upon the completion of the IPO	(245,789,920)	(2,313,852)	(23,770,041)	(521,144)	(99,860,054)	(3,473,712)	(25,195,606)	(847,447)	(107,752,157)	(3,859,269)	(502,367,778)	(11,015,424)
Balances as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—